Related party transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ideas & Motion S.r.L.
Related Party Transaction [Line Items]
Variable interest entity, ownership percentage	14.28%
Cartesian Capital Group
Related Party Transaction [Line Items]
Interest expense, related party	$ 919
Expenses from transactions with related party	250
Royalty agreement
Related Party Transaction [Line Items]
Payments for royalties	10,935	$ 0
Royalty agreement | Cartesian Capital Group
Related Party Transaction [Line Items]
Payments for royalties	$ 10,935